Financial Instruments Fair Value Disclosures - Additional Information (Detail) $ in Millions		6 Months Ended
	Jan. 13, 2020 USD ($)	Jun. 30, 2020 GBP (£)
Disclosure of financial liabilities [line items]
Contingent Consideration Fair Value | £		£ 0
Milestone payment for regulatory and commercial achievements | $	$ 300
Global Licensing Agreement [Member]
Disclosure of financial liabilities [line items]
Milestone payment for regulatory and commercial achievements	$ 302	£ 354,000